Inventories Related to Real Estate Business - Summary of Inventories Related to Real Estate Business (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 5,488,676	$ 178,610	$ 5,412,114
Land and buildings held for sale [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	678,080	22,066	667,630
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	3,023,070	98,375	2,956,958
Land held for construction [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 1,787,526	$ 58,169	$ 1,787,526